Expense Example {- Franklin Strategic Income VIP Fund} - FTVIP Class 1-62 - Franklin Strategic Income VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	244
5 years	426
10 years	$ 953